Transfer of Financial Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gains (losses) on sale from securitization and loan sales	¥ 12,702
Installment Loans
Transfer of Financial Assets Accounted for as Sales [Line Items]
Installment loans	¥ 394,688	¥ 280,350	¥ 263,775